RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - EFFECTS OF DERIVATIVE INSTRUMENTS ON STATEMENT OF EARNINGS AND COMPREHENSIVE INCOME (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	CAD (450)	CAD 364	CAD (930)	CAD (367)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	69	28	17	23
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	5	(12)	31	(30)
Total unrealized derivative fair value gains/(loss)	(77)	352	CAD 765	(1,131)
Rolling time period over which the Company forecasts cash requirements			12 months
Period of anticipated requirements for which the Company maintains sufficient liquidity through committed credit facilities			1 year
Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(77)	352	CAD 765	(1,131)
Cash Flow Hedges.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Estimated amount of AOCI related to cash flow hedges reclassified to earnings in the next 12 months			CAD 33
Period to hedge exposures to the variability of cash flows for all forecasted transactions			42 months
Foreign Exchange Risk | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	(1)	6	CAD 2	6
Foreign Exchange Risk | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	28	388	1,044	(905)
Foreign Exchange Risk | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			564	(571)
Foreign Exchange Risk | Non-Qualifying Derivative Instruments | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			480	(334)
Foreign Exchange Risk | Cash Flow Hedges.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	2	(15)	(33)	30
Foreign Exchange Risk | Net Investment Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(12)	22	72	(101)
Interest rate contracts | Interest expense.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	72	23	51	33
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	5	(12)	31	(35)
Interest rate contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	4		8
Interest rate contracts | Cash Flow Hedges.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(428)	392	(1,004)	(272)
Commodity contracts | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	2	(2)	(6)	(22)
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)				5
Commodity contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(114)	(35)	(298)	(227)
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity sales revenue
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			(302)	(357)
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			6	118
Commodity contracts | Non-Qualifying Derivative Instruments | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			(4)	7
Commodity contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			2	5
Commodity contracts | Cash Flow Hedges.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(18)	(29)	(2)	(10)
Other contracts | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	(4)	1	(30)	6
Other contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	5	(1)	11	1
Other contracts | Cash Flow Hedges.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	CAD 6	CAD (6)	CAD 37	CAD (14)